Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of expense recognized in financial statements
	For the Year Ended December 31
	2021	2020	2019
	U.S. Dollar in thousands
Cost of revenues	$69	$244	$364
Research and development	79	184	254
Selling and marketing	34	39	63
General and administrative	347	510	482
Total share-based compensation	$529	$977	$1,163

Schedule of change of awards
	2021		2020		2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	1,660,958	20.38	2,336,554	27.87	2,445,597	29.99
Granted	-	-	382,000	24.36	443,800	20.64
Exercised	(28,672)	16.93	(449,093)	18.49	(67,470)	32.30
Forfeited	(127,608)	20.29	(608,503)	51.68	(485,373)	16.98

Outstanding at end of year	1,504,678	20.65	1,660,958	20.38	2,336,554	27.87
Exercisable at end of year	1,067,363	19.78	799,640	18.97	1,412,023	33.17
The weighted average remaining contractual life for the share options		3.33		4.18		3.39

Schedule of number of RSs and modification in employee RSs
	Number of RSs
	2021	2020	2019

Outstanding at beginning of year	104,519	145,896	139,706
Granted	-	30,000	69,725
End of restriction period	(52,538)	(58,328)	(18,643)
Forfeited	(2,420)	(13,049)	(44,892)

Outstanding at end of year	49,561	104,519	145,896
The weighted average remaining contractual life for the restricted share	3.40	4.39	2.78

Schedule of inputs to binomial model used for fair value measurement
	2021(1)	2020	2019
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	-	30-55	23-41
Risk-free interest rate (%)	-	0.01 – 0.58	0.3 – 1.7
Contractual term of up to (years)	-	6.5	6.5
Exercise multiple	-	2	2
Weighted average share prices (NIS)	-	20.28-28.98	19.17-19.65
Expected average forfeiture rate (%)	-	1.9-5.9	2-6

(1)	During the year ended December 31, 2021, no grants of options or RS were made